Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets Net
	As of December 31,
	2020	2021
	RMB	RMB
Cost:
Trademark	177,805	625,715
Software	15,778	32,942
Customer relationship	-	90,479
Technique	-	43,085
Non-compete	-	6,900
Total cost	193,583	799,121
Less: accumulated amortization	(4,493)	(53,270)
Intangible assets, net	189,090	745,851

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

As of December 31, 2021, estimated amortization expenses for future periods are expected to be as follows:

Year ended December 31,
RMB

2022	54,056
2023	53,718
2024	53,058
2025	52,474
2026 and thereafter	532,545
Total expected amortization expense	745,851